RELATED PARTY TRANSACTIONS (Narrative) (Details)		1 Months Ended			12 Months Ended
	Apr. 01, 2019 CAD ($)	Mar. 31, 2019 CAD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 11, 2018 CAD ($)	Jun. 13, 2018 CAD ($)
Disclosure of transactions between related parties [line items]
Borrowings, interest rate							10.00%
Manex Resource Group - Vancouver office space [Member]
Disclosure of transactions between related parties [line items]
Related party transactions, monthly amount					$ 8,000
Manex Resource Group - general corporate services [Member]
Disclosure of transactions between related parties [line items]
Related party transactions, monthly amount	$ 7,500				$ 5,000
Manex Resource Group [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions							$ 31,962
Mr. Thomas Patton [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions								$ 100,000	$ 300,000
Borrowings, interest rate							10.00%
Cash repayments of advances and loans from related parties		$ 292,134	$ 100,000	$ 130,000